Lease Arrangements - Supplemental Disclosures of Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for operating leases	$ 531	$ 533
Lease liabilities arising from obtaining right-of-use assets	$ 2,364
Weighted-average remaining lease term	4 years	4 months 2 days
Weighted-average discount rate	1.54%	1.94%